Discontinued Operations - Summary of Income Statement - Discontinued Operations (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($) $ / shares
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) after taxation	$ 10,655
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) after taxation from operating activities	2,496
Net gain on Petroleum merger with Woodside (after tax)	8,159
Profit/(loss) after taxation	10,655
Attributable to non-controlling interests	0
Attributable to BHP shareholders	$ 10,655
Basic earnings/(loss) per ordinary share (cents) | $ / shares	$ 2.105
Diluted earnings/(loss) per ordinary share (cents) | $ / shares	$ 2.101